DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of unrealized gain/loss on future contracts

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Current Asset
Unrealized gain on commodity future contract	–	230

Current Liabilities
Unrealized loss on commodity future contract	14	–

Schedule of derivative instruments on statements of income

	For the six-month period ended June 30,
	2024	2025
	US$’000	US$’000
Income statement classification
Cost of revenues	(107)	352